Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Summary of earnings per share

			Cents per share
Per ordinary share	2019	2018	2017
Basic earnings per share	19.84	46.98	17.20
Diluted earnings per share	19.73	46.67	17.10

		Dollars per share
Per American Depositary Share (ADS)	2019	2018	2017
Basic earnings per share	1.19	2.82	1.03
Diluted earnings per share	1.18	2.80	1.03

			$ million
	2019	2018	2017
Profit attributable to BP shareholders	4,026	9,383	3,389
Less: dividend requirements on preference shares	1	1	1
Profit for the year attributable to BP ordinary shareholders	4,025	9,382	3,388

			Shares thousand
	2019	2018	2017
Basic weighted average number of ordinary shares	20,284,859	19,970,215	19,692,613
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	114,811	132,278	123,829
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	20,399,670	20,102,493	19,816,442

			Shares thousand
	2019	2018	2017
Basic weighted average number of ordinary shares – ADS equivalent	3,380,809	3,328,369	3,282,102
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share-based payment plans	19,136	22,046	20,638
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	3,399,945	3,350,415	3,302,740

Summary of antidilutive securities
The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2019		2018
	Number of optionsab thousand	Weighted average exercise price $	Number of optionsab thousand	Weighted average exercise price $
Outstanding	17,112	4.91	19,437	4.28
Exercisable	1,067	3.97	481	4.69
Dilutive effect	3,990	n/a	6,123	n/a

[a]	Numbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).

[b]	At 31 December 2019 the quoted market price of one BP ordinary share was £4.72 (2018 £4.96).
The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.

Share plans	2019	2018
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	91,105	108,934
1 to 2 years	89,939	106,337
2 to 3 years	80,844	71,407
3 to 4 years	725	588
Over 4 years	576	799
	263,189	288,065
Dilutive effect	92,343	127,165

[a]	Numbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).